Recurring Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details) - Level 3 - CIK0001853021 Metals Acquisition Corp [Member]	Dec. 31, 2022 Y $ / shares
Share price
Recurring Fair Value Measurements
Warrants, measurement input	9.69
Strike price
Recurring Fair Value Measurements
Warrants, measurement input	11.50
Term (in years)
Recurring Fair Value Measurements
Warrants, measurement input | Y	5.50
Volatility
Recurring Fair Value Measurements
Warrants, measurement input	0.107
Risk-free rate
Recurring Fair Value Measurements
Warrants, measurement input	0.0130
Dividend yield
Recurring Fair Value Measurements
Warrants, measurement input	0